TRADE RECEIVABLES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Expected credit loss rate	19.00%	19.00%		26.00%
Gross carrying amount		¥ 70,905		¥ 68,641
Impairment allowances	$ 1,976	¥ 13,625		¥ 17,614
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	0.00%	0.00%		6.00%
Gross carrying amount		¥ 18,406		¥ 16,311
Impairment allowances	$ 1	¥ 5		¥ 955
1-2 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	9.00%	9.00%		26.00%
Gross carrying amount		¥ 15,195		¥ 6,865
Impairment allowances	$ 188	¥ 1,299		¥ 1,759
2-3 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	29.00%	29.00%		13.00%
Gross carrying amount		¥ 6,399		¥ 14,712
Impairment allowances	$ 273	¥ 1,881		¥ 1,916	[1]
Over 3 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	34.00%	34.00%		48.00%
Gross carrying amount		¥ 30,905		¥ 27,083
Impairment allowances	$ 1,514	10,440	[2]	12,984	[2]
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount				¥ 3,670

[1]	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[2]	The impairment allowances included an amount of CNY4,646 and CNY4,600 (US$667) as of December 31, 2021 and 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.